Financial Instruments - Currency risk sensitivity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Financial Instruments
Increase in Loss from continuing operations if U.S. dollar currency weakened 10% against functional currencies	$ 92
Decrease in Loss from continuing operations if U.S. dollar currency strengthened 10% against functional currencies	(102)
Decrease in Loss from continuing operations if Euro weakened 10% against functional currencies	1,909
Increase in Loss from continuing operations if Euro strengthened 10% against functional currencies	(1,909)
Decrease in Loss from continuing operations if Canadian dollar weakened 10% against functional currencies	2,745
Increase in Loss from continuing operations if Canadian dollar strengthened 10% against functional currencies	$ (2,745)